Property and equipment - Profit and Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Depreciation expense of right-of-use assets	€ (4,501)	€ (4,518)
Interest expense on lease liabilities	(1,328)	(1,293)
Expense relating to short-term leases	(1,357)	(1,682)
Total amount recognised in profit or loss	€ (7,186)	€ (7,493)